Earnings (Loss) Per Share (Tables)	3 Months Ended
Mar. 31, 2021
Earnings Per Share [Abstract]
Schedule of components and results of operations and earnings (loss) per common share calculations
	Three Months Ended March 31,
(amounts in thousands, except per share data)	2021	2020
Net income (loss) available to common shareholders	$18,889	$(4,534)
Weighted-average common shares outstanding – basic	11,900	6,123
Weighted-average common shares outstanding – diluted	15,512	6,123
Earnings (loss) per common share - basic	$1.59	$(0.74)
Earnings (loss) per common share - diluted	$0.25	$(0.74)